Consolidated statement of financial position - EUR (€) € in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		€ 415,155	€ 699,326
Investments		303,334	158,908
Trade accounts receivable		168,653	132,078
Accounts receivable from associated companies and other long-term investments		3,146	2,643
Inventories		29,825	25,793
Current tax receivables		54,422	23,419
Contract assets		30,516	18,614
Other current financial assets		11,494	264
Prepaid expenses and other current assets		57,126	39,895
Total current assets		1,073,671	1,100,940
Non-current assets:
Long-term investments		131,042	268,793
Long-term investments accounted for using the equity method		16,043	13,068
Property, plant, and equipment		650,201	484,597
Intangible assets, excluding goodwill		23,819	30,851
Goodwill		274,819	257,569
Deferred tax assets		10,327	17,359
Non-current tax receivables		70,293	55,966
Other non-current financial assets		3,247	5,148
Other non-current assets		3,785	870
Total non-current assets		1,183,576	1,134,221
Total assets		2,257,247	2,235,161
Current liabilities:
Current loan liabilities		1,556	36,136
Current portion of lease obligations		14,825	14,473
Trade accounts payable		97,277	72,598
Provisions		54,410	39,260
Contract liabilities		122,922	112,061
Deferred income		13,748	14,718
Current income tax payables		8,987	10,596
Other current financial liabilities		7,087	12,115
Other current liabilities		16,894	12,559
Total current liabilities		337,706	324,516
Non-current liabilities:
Non-current loan liabilities		328,295	326,344
Long-term lease obligations		161,998	135,964
Deferred tax liabilities		18,524	17,688
Provisions		16,427	18,021
Contract liabilities		206,136	33,476
Deferred income			1,000
Other non-current financial liabilities		977	467
Total non-current liabilities		732,357	532,960
Stockholders' equity:
Share capital	[1]	176,953	176,608
Additional paid-in capital		1,440,010	1,430,136
Accumulated other comprehensive income		(37,402)	(12,638)
Accumulated deficit		(392,377)	(216,421)
Equity attributable to shareholders of Evotec SE		1,187,184	1,377,685
Total stockholders' equity		1,187,184	1,377,685
Total liabilities and stockholders' equity		€ 2,257,247	€ 2,235,161

[1]	176,952,653 and 176,608,195 shares issued and outstanding in 2022 and 2021, respectively